Other disclosures - Disclosure of financing for construction and real estate business in Spain (Details) - Spain - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Construction and property development loans
Disclosure of credit risk exposure [line items]
Financial assets	€ 2,272	€ 2,572
Gross carrying amount | Construction and property development loans
Disclosure of credit risk exposure [line items]
Financial assets	2,318	2,625
Written-off assets	566	650
Gross carrying amount | Construction and property development loans | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	102	133
Excess over collateral value | Construction and property development loans
Disclosure of credit risk exposure [line items]
Risk exposure	239	380
Excess over collateral value | Construction and property development loans | Credit impaired
Disclosure of credit risk exposure [line items]
Risk exposure	21	22
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	(1,474)	(1,472)
Accumulated impairment | Construction and property development loans
Disclosure of credit risk exposure [line items]
Financial assets	(46)	(53)
Accumulated impairment | Construction and property development loans | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	€ (36)	€ (40)